Balances and Transactions with Related Parties (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Oct. 31, 2024 EUR (€)	Feb. 01, 2021 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 EUR (€)
Details of balances with related parties
Guarantee deposits | $				$ 10
Group transactions with related parties
Total income (expense)	€ (82,000,000)	€ (23,000,000)	€ (200,000,000)
Contributions to non-profit organization	6,000,000	4,000,000	2,000,000
Haema Plasma Kft.
Group transactions with related parties
Consideration		35,000,000				€ 35,000,000	€ 35,000,000
Grifols Egypt Plasma Derivatives S.A.E.
Details of balances with related parties
Receivables		33,000,000
Guarantee deposits | $				$ 50
Group transactions with related parties
Net sales	38,000,000
Anhui Tonrol Pharmaceutical Co.
Details of balances with related parties
Receivables			206,000,000
Group transactions with related parties
Net sales		231,000,000	450,000,000
Instituto Grifols, S.A.
Details of balances with related parties
Loans		9,000,000
Loans					€ 8,000,000
Nominal amount per individual debt instrument		€ 3,000			€ 3,000
Borrowings, interest rate		5.00%		4.25%	4.25%
Associates & joint ventures
Details of balances with related parties
Receivables		€ 39,000,000			€ 55,000,000
Current contractual assets		3,000,000			8,000,000
Loans					2,000,000
Guarantee deposits					9,000,000
Total debtors		42,000,000			74,000,000
Creditors					(6,000,000)
Total creditors					(6,000,000)
Net receivable (payable)		42,000,000			68,000,000
Group transactions with related parties
Net sales	47,000,000	270,000,000	472,000,000
Purchases	(12,000,000)
Rendering of services	(1,000,000)
Dividends received/(paid)		7,000,000	7,000,000
Loans	2,000,000
Total income (expense)	36,000,000	277,000,000	479,000,000
Key management personnel
Group transactions with related parties
Remuneration	(16,000,000)	(14,000,000)	(24,000,000)
Total income (expense)	(16,000,000)	(14,000,000)	(24,000,000)
Other related parties
Details of balances with related parties
Loans		214,000,000			135,000,000
Guarantee deposits		1,000,000			1,000,000
Total debtors		215,000,000			136,000,000
Creditors		(5,000,000)			(7,000,000)
Loans		9,000,000			8,000,000
Total creditors		(14,000,000)			(15,000,000)
Net receivable (payable)		201,000,000			121,000,000
Group transactions with related parties
Net sales	1,000,000
Rendering of services	(25,000,000)	(5,000,000)	(2,000,000)
Payments for rights of use	(7,000,000)	(7,000,000)	(7,000,000)
Purchase of property,plant and equipment		(35,000,000)
Finance income	15,000,000	19,000,000	30,000,000
Dividends received/(paid)	(113,000,000)	(40,000,000)	(266,000,000)
Loans	47,000,000	45,000,000	45,000,000
Total income (expense)	(82,000,000)	(23,000,000)	(200,000,000)
Board of directors of the Company
Group transactions with related parties
Remuneration	(6,000,000)	(15,000,000)	(12,000,000)
Total income (expense)	€ (6,000,000)	(15,000,000)	(12,000,000)
Victor Grifols Roura
Group transactions with related parties
Remuneration of directors representing shareholders interest			1,000,000
Scranton Enterprises BV
Details of balances with related parties
Loans		€ 132,000,000			€ 124,000,000					$ 95	€ 87,000,000
Increase (decrease) in loan amount			15,000,000
Scranton Plasma B V
Details of balances with related parties
Loans								$ 95	€ 87,000,000
Increase (decrease) in loan amount			€ 15,000,000